Equity (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	R$ (5,643,467)	R$ (6,870,460)	R$ (9,537,418)
Additional indexation
Realization by depreciation or write-off assets	(40,481)	(40,678)	(41,268)
Income tax and social contribution	13,764	13,831	14,032
Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,458)	(1,459)	(1,461)
Income tax and social contribution	496	496	496
Fair value adjustments
Accounts receivable	(449)
Foreign sales hedge
Exchange rate	(3,129,176)	75,672	2,126,784
Transfer to result	1,259,352	1,186,526	1,357,744
Income tax and social contribution	645,870	(403,691)	(1,261,414)
Fair value of Cash flow hedge
Change in fair value	(189,068)	883,149	247,079
Transfer to result	37,350	(277,944)	(31,569)
Income tax and social contribution	54,481	(203,187)	(75,333)
Fair value of cash flow hedge from jointly-controlled	(2,329)	3,534	(3,309)
Actuarial loss with post-employment benefits, net of taxes	(1,569)	(8,654)	(4,119)
ILP Plan fair value
Change in fair value	9,430
Income tax and social contribution	(2,891)
Foreign currency translation adjustment	801,223	(602)	339,296
(Loss) investment gains	0
Ending balance	(6,188,922)	(5,643,467)	(6,870,460)
Deemed cost and additional indexation of PP&E
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	178,893	206,703	234,904
Additional indexation
Realization by depreciation or write-off assets	(40,481)	(40,678)	(41,268)
Income tax and social contribution	13,764	13,831	14,032
Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,458)	(1,459)	(1,461)
Income tax and social contribution	496	496	496
ILP Plan fair value
Ending balance	151,214	178,893	206,703
Fair value adjustments of trade accounts recivable
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	0	0	0
Fair value of Cash flow hedge
Change in fair value	(449)
ILP Plan fair value
Change in fair value	9,297
Income tax and social contribution	(2,891)
Ending balance	5,957	0	0
Gain (loss) on interest in subsidiary
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(9,404)	(9,404)	(9,404)
ILP Plan fair value
(Loss) investment gains	(65)
Ending balance	(9,469)	(9,404)	(9,404)
Foreign sales hedge
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(6,358,242)	(7,105,377)	(9,666,973)
Foreign sales hedge
Exchange rate	(3,133,346)	(42,507)	2,625,551
Transfer to result	1,200,209	1,145,602	1,342,785
Income tax and social contribution	664,864	(355,960)	(1,406,740)
ILP Plan fair value
Ending balance	(7,626,515)	(6,358,242)	(7,105,377)
Fair value of hedge
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(145,267)	(539,518)	(685,396)
Fair value of Cash flow hedge
Change in fair value	(196,790)	876,636	247,815
Transfer to result	26,964	(287,576)	(19,434)
Income tax and social contribution	59,914	(198,343)	(79,194)
Fair value of cash flow hedge from jointly-controlled	(2,329)	3,534	(3,309)
ILP Plan fair value
Ending balance	(257,508)	(145,267)	(539,518)
Defined benefit plans actuarial gain (loss)
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(52,005)	(43,351)	(39,232)
Fair value of Cash flow hedge
Actuarial loss with post-employment benefits, net of taxes	(1,569)	(8,654)	(4,119)
ILP Plan fair value
Ending balance	(53,574)	(52,005)	(43,351)
Foreign currency translation adjustment
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1,220,533	1,169,088	1,105,391
ILP Plan fair value
Foreign currency translation adjustment	946,342	51,445	63,697
Ending balance	2,166,875	1,220,533	1,169,088
Total Braskem shareholders' interest
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(5,165,492)	(6,321,859)	(9,060,710)
Additional indexation
Realization by depreciation or write-off assets	(40,481)	(40,678)	(41,268)
Income tax and social contribution	13,764	13,831	14,032
Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,458)	(1,459)	(1,461)
Income tax and social contribution	496	496	496
Fair value adjustments
Accounts receivable	(449)
Foreign sales hedge
Exchange rate	(3,133,346)	(42,507)	2,625,551
Transfer to result	1,200,209	1,145,602	1,342,785
Income tax and social contribution	664,864	(355,960)	(1,406,740)
Fair value of Cash flow hedge
Change in fair value	(196,790)	876,636	247,815
Transfer to result	26,964	(287,576)	(19,434)
Income tax and social contribution	59,914	(198,343)	(79,194)
Fair value of cash flow hedge from jointly-controlled	(2,329)	3,534	(3,309)
Actuarial loss with post-employment benefits, net of taxes	(1,569)	(8,654)	(4,119)
ILP Plan fair value
Change in fair value	9,297
Income tax and social contribution	(2,891)
Foreign currency translation adjustment	946,342	51,445	63,697
(Loss) investment gains	(65)
Ending balance	(5,623,020)	(5,165,492)	(6,321,859)
Non-controlling interest in Braskem Idesa
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(477,975)	(548,601)	(476,708)
Additional indexation
Realization by depreciation or write-off assets	0	0	0
Income tax and social contribution	0	0	0
Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	0	0	0
Income tax and social contribution	0	0	0
Fair value adjustments
Accounts receivable	0
Foreign sales hedge
Exchange rate	4,170	118,179	(498,767)
Transfer to result	59,143	40,924	14,959
Income tax and social contribution	(18,994)	(47,731)	145,326
Fair value of Cash flow hedge
Change in fair value	7,722	6,513	(736)
Transfer to result	10,386	9,632	(12,135)
Income tax and social contribution	(5,433)	(4,844)	3,861
Fair value of cash flow hedge from jointly-controlled	0	0	0
Actuarial loss with post-employment benefits, net of taxes	0	0	0
ILP Plan fair value
Change in fair value	133
Income tax and social contribution	0
Foreign currency translation adjustment	(145,119)	(52,047)	275,599
(Loss) investment gains	65
Ending balance	R$ (565,902)	R$ (477,975)	R$ (548,601)